THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain expenses, the past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                   PAST 1  PAST 5  PAST 10
                                              YEAR    YEARS   YEARS

NCCMT: CASH PORTFOLIO                         5.47%   27.03%  73.57%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE        5.17%   25.47%  69.26%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 887 money market funds. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998                   PAST 1  PAST 5  PAST 10
                                              YEAR    YEARS   YEARS

NCCMT: CASH PORTFOLIO                         5.47%   4.90%   5.67%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE        5.17%   4.65%   5.45%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                       6/30/98  3/31/98  12/29/97  9/30/97  7/1/97



                       5.33%    5.33%    5.48%     5.31%    5.35%
NCCMT: CASH PORTFOLIO



ALL TAXABLE MONEY      5.04%    5.05%    5.12%     5.04%    5.04%
MARKET FUNDS AVERAGE



                       7/1/98  4/1/98  12/31/97  10/1/97  7/2/97



                       2.51%   2.53%   2.60%     2.65%    2.65%
MMDA


Row: 1, Col: 1, Value: 5.33
Row: 1, Col: 2, Value: 5.04
Row: 1, Col: 3, Value: 2.51
Row: 2, Col: 1, Value: 5.33
Row: 2, Col: 2, Value: 5.05
Row: 2, Col: 3, Value: 2.53
Row: 3, Col: 1, Value: 5.48
Row: 3, Col: 2, Value: 5.119999999999999
Row: 3, Col: 3, Value: 2.6
Row: 4, Col: 1, Value: 5.31
Row: 4, Col: 2, Value: 5.04
Row: 4, Col: 3, Value: 2.65
Row: 5, Col: 1, Value: 5.35
Row: 5, Col: 2, Value: 5.04
Row: 5, Col: 3, Value: 2.65
6% -
5% -
4% -
3% -
2% -
1% -
0%
Cash Portfolio
All Taxable Money
Market Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the average bank money market deposit account (MMDA). Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS
WILL VARY, AND REFLECT PAST RESULTS RATHER THAN
PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S.
government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.
(checkmark)
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW



NOTE TO SHAREHOLDERS: Robert Duby became Portfolio Manager of The North Carolina Capital Management Trust: Cash Portfolio on May 1, 1998.
Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE PAST YEAR, BOB?
A. The Federal Reserve Board's monetary policy has remained unchanged over the past year, with the federal funds rate - the interest rate banks charge each other for overnight loans - at 5.50%. Overall, however, market rates were much more volatile than this steady fed funds rate would indicate, as market sentiment fluctuated. At times when the economy seemed especially strong and inflation appeared to be around the corner, market participants expected an immediate interest-rate increase by the Fed, a move that would have attempted to slow the economy and head off inflation. At other times, many participants expected the Fed to lower interest rates to counterbalance the anticipated economic slowdown resulting from problems in Asia. Indeed, minutes from the Fed's Open Market Committee meetings indicate that the Fed's sentiment see-sawed back and forth several times. The Fed was biased toward raising rates until its meeting in December 1997, then maintained a neutral posture until the end of March 1998, when it again indicated an inclination to raise rates.
Q. WHAT WAS THE ECONOMIC BACKDROP LIKE DURING THE PERIOD?
A. Economic data continued to exceed most expectations. For example, first-quarter 1998 real GDP - gross domestic product adjusted for inflation - grew at a surprisingly strong rate of 5.4%. Growth at this rate usually sparks inflationary pressures. Nevertheless, inflation remained basically non-existent even though unemployment reached low levels that historically have led to inflation. In my view, the economic backdrop can't get much better. The dampening effects of the Asian crisis to date have been minimal, apparently offset with strong demand by consumers and producers in the U.S. economy.
Q. GIVEN THIS VOLATILE BACKDROP, WHAT KIND OF STRATEGY WAS PURSUED? HOW DID THE FUND PERFORM?
A. The fund's average maturity remained in the mid- to high- 40-day range, and tended to be longer than that of its peers. That's because the market tended to factor more aggressive Fed interest-rate increases than we anticipated. Overall, the fund's maturity generally lengthened when the market was weak and shortened when the market improved. The fund's seven-day yield on June 30, 1998, was 5.33%, compared to 5.48% six months ago. Through June 30, 1998, the fund's 12-month total return was 5.47%, compared to 5.17% for the all taxable money market funds average tracked by IBC Financial Data, Inc.
Q. WHAT IS YOUR OUTLOOK?
A. At this point, the key going forward will be the crisis in Asia and the spillover effects it has on the rest of the world. This is the wild card. The U.S. economy is expected to slow considerably during the third quarter of 1998 from its rapid pace during the first half. We've begun to see signs that most of the good news on inflation may be behind us. However, with the strength in employment and the generally strong upbeat feeling of the general public evidenced by strong consumer confidence numbers and positive readings from in the manufacturing sector, the fund will be managed very cautiously. Continued strong economic growth will at some point lead the Federal Reserve to raise rates, but a move is not expected in the immediate future. The fund will be positioned accordingly.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE ANNUAL REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to obtain high current income consistent with the preservation of capital and liquidity, and to maintain a constant net asset value per share of $1.00
START DATE: September 2, 1982
SIZE: as of June 30, 1998, more than $2.4 billion
MANAGER: Robert Duby, since May 1998; joined
Fidelity in 1982
(checkmark)
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

INVESTMENTS JUNE 30, 1998
Showing Percentage of Total Value of Investment in Securities


COMMERCIAL PAPER (A) - 96.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
American Express Credit Corp.
7/2/98 6.00% $ 6,000,000 $ 5,999,000
8/13/98 5.57  40,000,000  39,736,267
8/13/98 5.58  10,000,000  9,934,903
American General Finance Corp.
7/28/98 5.57  20,000,000  19,917,350
Asset Securitization Coop. Corp.
8/5/98 5.64  30,000,000  29,836,667
8/25/98 5.60  14,000,000  13,881,933
9/1/98 5.68  10,000,000  9,903,211
Associates Corp. of North America
7/22/98 5.56  30,000,000  29,903,575
7/22/98 5.57  10,000,000  9,967,800
7/23/98 5.58  10,000,000  9,966,267
8/19/98 5.58  25,000,000  24,812,847
8/24/98 5.60  25,000,000  24,793,000
9/22/98 5.60  8,000,000  7,898,556
Atlantic Richfield Co.
8/31/98 5.60  20,000,000  19,812,256
9/14/98 5.62  30,000,000  29,653,750
AVCO Financial Services, Inc.
8/10/98 5.61  10,000,000  9,938,667
8/11/98 5.61  25,000,000  24,842,833
8/12/98 5.60  10,000,000  9,935,717
8/12/98 5.61  10,000,000  9,935,600
9/2/98 5.61  24,000,000  23,766,900
9/14/98 5.60  36,000,000  35,586,000
9/17/98 5.60  12,000,000  11,856,220
Bear Stearns Cos., Inc.
7/23/98 5.58  20,000,000  19,932,411
7/28/98 5.60  5,000,000  4,979,263
7/29/98 5.60  20,000,000  19,913,978
8/5/98 5.61  25,000,000  24,865,712
8/24/98 5.60  15,000,000  14,875,800
Beneficial Corp.
7/15/98 5.60  10,000,000  9,978,611
7/21/98 5.57  50,000,000  49,846,667
8/19/98 5.59  50,000,000  49,622,972
8/31/98 5.61  10,000,000  9,906,297
CIESCO, L.P.
7/17/98 5.58  7,650,000  7,631,164
7/23/98 5.57  25,000,000  24,915,972
8/21/98 5.60  14,000,000  13,890,123
9/11/98 5.60  23,000,000  22,746,080
9/16/98 5.59  50,000,000  49,411,806

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
CIT Group Holdings, Inc.
7/22/98 5.58% $ 50,000,000 $ 49,839,000
7/28/98 5.58  11,000,000  10,954,584
10/13/98 5.62  10,000,000  9,840,533
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/14/98 5.58  10,000,000  9,980,067
7/22/98 5.58  15,000,000  14,951,613
7/27/98 5.60  10,000,000  9,959,808
7/28/98 5.60  20,000,000  19,916,525
8/6/98 5.60  50,000,000  49,722,250
Commercial Credit Group, Inc.
7/27/98 5.57  10,000,000  9,960,206
7/30/98 5.58  35,000,000  34,844,367
8/3/98 5.59  30,000,000  29,848,475
8/24/98 5.60  15,000,000  14,875,125
Delaware Funding Corp.
7/22/98 5.61  24,598,000  24,517,934
7/27/98 5.60  13,387,000  13,333,147
7/31/98 5.59  20,286,000  20,192,853
du Pont (E.I.) de Nemours & Co.
8/26/98 5.57  25,000,000  24,786,500
10/26/98 5.61  25,000,000  24,553,125
10/28/98 5.60  50,000,000  49,095,931
10/29/98 5.60  25,000,000  24,544,167
Enterprise Funding Corp.
7/10/98 5.60  9,655,000  9,641,604
7/13/98 5.57  7,538,000  7,524,080
7/22/98 5.57  15,096,000  15,047,303
7/29/98 5.59  12,145,000  12,092,857
7/30/98 5.60  29,348,000  29,217,263
8/10/98 5.62  20,000,000  19,876,000
Exxon Asset Management Co.
7/2/98 6.05  19,891,000  19,887,657
Ford Motor Credit Co.
7/14/98 5.57  20,000,000  19,960,133
8/19/98 5.58  40,000,000  39,700,556
General Electric Capital Corp.
7/21/98 5.57  5,000,000  4,984,833
7/28/98 5.58  40,000,000  39,834,400
7/31/98 5.58  10,000,000  9,954,500
8/6/98 5.54  45,000,000  44,757,450
9/10/98 5.61  15,000,000  14,836,996
10/8/98 5.63  20,000,000  19,696,950
General Electric Capital Services, Inc.
8/13/98 5.61  15,000,000  14,901,100
COMMERCIAL PAPER (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Electric Capital Services, Inc. - continued
10/28/98 5.65% $ 20,000,000 $ 19,637,050
General Electric Co.
7/20/98 5.58  5,000,000  4,985,433
9/24/98 5.60  20,000,000  19,738,861
General Motors Acceptance Corp.
7/22/98 5.58  45,000,000  44,854,838
8/17/98 5.59  50,000,000  49,639,014
9/30/98 5.63  10,000,000  9,860,972
Goldman Sachs Group, L.P. (The)
8/27/98 5.60  25,000,000  24,780,906
Household Finance Corp.
7/1/98 6.50  25,000,000  25,000,000
7/20/98 5.59  10,000,000  9,970,867
IBM Corp.
7/22/98 5.57  10,000,000  9,967,800
Kitty Hawk Funding Corp.
7/9/98 5.57  5,000,000  4,993,867
Merrill Lynch & Co., Inc.
7/20/98 5.59  13,000,000  12,962,127
10/14/98 5.65  40,000,000  39,356,000
10/21/98 5.61  25,000,000  24,576,111
11/30/98 5.66  25,000,000  24,419,444
Monsanto Co.
7/13/98 5.53  7,150,000  7,137,178
7/14/98 5.51  15,000,000  14,970,858
8/17/98 5.53  8,000,000  7,943,913
8/17/98 5.56  7,000,000  6,950,650
9/29/98 5.60  10,000,000  9,862,500
Morgan Stanley, Dean Witter, Discover & Co.
7/1/98 6.25  65,000,000  65,000,000
8/18/98 5.60  30,000,000  29,778,800
9/9/98 5.61  20,000,000  19,785,333
Morgan (J.P.) & Co.
7/13/98 5.52  40,000,000  39,928,400
10/15/98 5.63  15,000,000  14,757,083
New Center Asset Trust
7/13/98 5.55  10,000,000  9,981,583
7/27/98 5.60  35,000,000  34,859,961
9/21/98 5.61  35,000,000  34,559,136
9/22/98 5.62  15,000,000  14,808,408
9/30/98 5.64  30,000,000  29,582,158
Preferred Receivables Funding Corp.
7/8/98 5.55  20,000,000  19,978,494

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Preferred Receivables Funding Corp. - continued
8/4/98 5.60% $ 1,000,000 $ 994,749
8/4/98 5.61  10,000,000  9,947,394
8/6/98 5.59  30,000,000  29,833,500
8/25/98 5.60  9,000,000  8,924,100
Southern Co. Group
7/13/98 5.56  15,000,000  14,972,350
Three Rivers Funding Corp.
7/7/98 5.57  10,000,000  9,990,750
7/10/98 5.57  15,000,000  14,979,225
7/21/98 5.60  16,000,000  15,950,489
Transamerica Finance Corp.
7/29/98 5.59  3,592,000  3,576,578
Triple A One Funding Corp.
7/7/98 5.58  35,642,000  35,609,064
7/9/98 5.61  8,539,000  8,528,431
7/10/98 5.57  3,000,000  2,995,845
7/10/98 5.61  6,343,000  6,334,167
7/15/98 5.56  42,377,000  42,285,866
7/15/98 5.57  5,000,000  4,989,228
7/22/98 5.60  24,000,000  23,922,020
TOTAL COMMERCIAL PAPER   2,420,487,568
FEDERAL AGENCIES - 3.0%
FREDDIE MAC - DISCOUNT NOTES - 3.0%
9/18/98 5.50  75,000,000  74,106,312
REPURCHASE AGREEMENTS - 0.4%
  MATURITY
  AMOUNT
In a joint trading account
dated 6/30/98 due 7/1/98
 (U.S. Treasury Obligations)
  At 5.95%   $ 8,919,474  8,918,000
TOTAL INVESTMENTS - 100%  $ 2,503,511,880
Total Cost for Income Tax Purposes  $ 2,503,511,880
LEGEND
(a) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.
INCOME TAX INFORMATION
At June 30, 1998, the fund had a capital loss carryforward of approximately $54,700 of which $49,200 and $5,500 will expire on June 30, 2002 and 2004, respectively.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: CASH PORTFOLIO

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                                         JUNE 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $8,918,000) -                $ 2,503,511,880
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                                                    1,474

TOTAL ASSETS                                                                                           2,503,513,354

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                               $ 409,881

PAYABLE FOR INVESTMENTS PURCHASED                                                         19,738,861

PAYABLE FOR FUND SHARES REDEEMED                                                          110,186

DISTRIBUTIONS PAYABLE                                                                     1,797,898

ACCRUED MANAGEMENT FEE                                                                    685,706

DEFERRED TRUSTEES' COMPENSATION                                                           345,358

TOTAL LIABILITIES                                                                                       23,087,890

NET ASSETS                                                                                            $ 2,480,425,464

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                       $ 2,480,480,188

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                     (54,724)

NET ASSETS, FOR 2,480,454,224 SHARES OUTSTANDING                                                      $ 2,480,425,464

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                         $1.00
($2,480,425,464 (DIVIDED BY) 2,480,454,224 SHARES)



STATEMENT OF OPERATIONS
                                                             YEAR ENDED JUNE 30, 1998

INTEREST INCOME                                                         $ 139,584,957

EXPENSES

MANAGEMENT FEE                                              $ 8,173,407

NON-INTERESTED TRUSTEES' COMPENSATION                         91,916

TOTAL EXPENSES BEFORE REDUCTIONS                              8,265,323

EXPENSE REDUCTIONS                                           (24,849)     8,240,474

NET INTEREST INCOME                                                       131,344,483

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                   3,799

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 131,348,282



STATEMENT OF CHANGES IN NET ASSETS
                                                                                     YEAR ENDED        YEAR ENDED
                                                                                     JUNE 30,          JUNE 30,
                                                                                     1998              1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                                           $ 131,344,483     $ 106,084,220
NET INTEREST INCOME

NET REALIZED GAIN (LOSS)                                                               3,799             5,054

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        131,348,282       106,089,274

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME                                (131,344,483)     (106,084,220)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE                               7,892,756,579     6,770,047,301
PROCEEDS FROM SALES OF SHARES

REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                 112,412,218       93,293,085

COST OF SHARES REDEEMED                                                               (7,508,671,816)   (6,619,741,151)

                                                                                       496,496,981       243,599,235
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                496,500,780       243,604,289

NET ASSETS

BEGINNING OF PERIOD                                                                    1,983,924,684     1,740,320,395

END OF PERIOD                                                                        $ 2,480,425,464   $ 1,983,924,684



FINANCIAL HIGHLIGHTS
                                                                         YEARS ENDED JUNE 30,

                                                         1998                  1997     1996     1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.000               $ 1.000  $ 1.000  $ 1.000  $ 1.000

INCOME FROM INVESTMENT OPERATIONS                       .053                  .051     .053     .052     .031
NET INTEREST INCOME

LESS DISTRIBUTIONS

FROM NET INTEREST INCOME                              (.053)                (.051)   (.053)   (.052)   (.031)

NET ASSET VALUE, END OF PERIOD                       $ 1.000               $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN                                           5.47%                 5.25%    5.43%    5.28%    3.10%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)              $ 2,480               $ 1,984  $ 1,740  $ 1,589  $ 1,221

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 .34%                  .35%     .36%     .39%     .39%

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.34%                 5.13%    5.27%    5.22%    3.05%


THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain expenses, the past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998              PAST 1  PAST 5  PAST 10
                                         YEAR    YEARS   YEARS

NCCMT: TERM PORTFOLIO                    5.63%   27.71%  80.76%

LB 1-YEAR US TREASURY                    5.91%   30.30%  85.00%

SB 1-YEAR US TREASURY                    5.95%   30.18%  86.49%

SHORT US GOVERNMENT BOND FUNDS AVERAGE   5.94%   26.53%  87.17%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of both the Lehman Brothers 1-Year US Treasury Index and the Salomon Brothers 1-Year US Treasury Index - broad measures of the performance of short-term treasury bills. To measure how the fund's performance stacked up against its peers, you can compare it to the short U.S. government bond funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 74 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1998              PAST 1  PAST 5  PAST 10
                                         YEAR    YEARS   YEARS

NCCMT: TERM PORTFOLIO                    5.63%   5.01%   6.10%

LB 1-YEAR US TREASURY                    5.91%   5.44%   6.35%

SB 1-YEAR US TREASURY                    5.95%   5.42%   6.43%

SHORT US GOVERNMENT BOND FUNDS AVERAGE   5.94%   4.81%   6.43%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
             NCCMT-Term Portfolio        LB 1-Year Treasury Index
             00620                       LB068
  1988/06/30      10000.00                    10000.00
  1988/07/31      10037.22                    10025.87
  1988/08/31      10085.82                    10062.19
  1988/09/30      10164.47                    10143.45
  1988/10/31      10245.15                    10220.62
  1988/11/30      10262.38                    10238.78
  1988/12/31      10325.30                    10276.00
  1989/01/31      10399.43                    10355.89
  1989/02/28      10449.19                    10398.57
  1989/03/31      10507.17                    10457.58
  1989/04/30      10617.95                    10585.14
  1989/05/31      10720.48                    10693.18
  1989/06/30      10843.74                    10845.25
  1989/07/31      10957.14                    10966.45
  1989/08/31      10980.42                    11011.39
  1989/09/30      11047.74                    11028.19
  1989/10/31      11162.81                    11167.10
  1989/11/30      11241.21                    11258.80
  1989/12/31      11309.78                    11321.44
  1990/01/31      11355.47                    11365.93
  1990/02/28      11416.23                    11434.02
  1990/03/31      11483.09                    11491.22
  1990/04/30      11535.40                    11549.78
  1990/05/31      11650.02                    11668.71
  1990/06/30      11727.12                    11771.30
  1990/07/31      11843.51                    11883.43
  1990/08/31      11899.62                    11953.33
  1990/09/30      11977.50                    12039.58
  1990/10/31      12082.61                    12143.08
  1990/11/30      12184.65                    12231.60
  1990/12/31      12302.49                    12363.70
  1991/01/31      12395.89                    12459.94
  1991/02/28      12481.60                    12534.84
  1991/03/31      12545.18                    12622.45
  1991/04/30      12642.71                    12709.61
  1991/05/31      12703.51                    12763.18
  1991/06/30      12762.81                    12807.66
  1991/07/31      12837.03                    12894.82
  1991/08/31      12949.22                    13009.67
  1991/09/30      13031.68                    13105.91
  1991/10/31      13114.43                    13201.69
  1991/11/30      13208.24                    13304.73
  1991/12/31      13343.05                    13425.48
  1992/01/31      13376.53                    13456.35
  1992/02/29      13417.15                    13487.22
  1992/03/31      13422.01                    13510.37
  1992/04/30      13521.28                    13583.46
  1992/05/31      13590.32                    13641.11
  1992/06/30      13637.83                    13711.47
  1992/07/31      13678.74                    13810.43
  1992/08/31      13760.40                    13872.17
  1992/09/30      13841.11                    13962.05
  1992/10/31      13745.69                    13933.00
  1992/11/30      13704.43                    13893.96
  1992/12/31      13817.82                    13924.83
  1993/01/31      13960.02                    13994.28
  1993/02/28      14012.65                    14039.22
  1993/03/31      14050.35                    14082.80
  1993/04/30      14099.57                    14130.92
  1993/05/31      14105.80                    14130.92
  1993/06/30      14153.25                    14198.10
  1993/07/31      14194.19                    14235.78
  1993/08/31      14246.12                    14300.69
  1993/09/30      14281.61                    14342.00
  1993/10/31      14319.72                    14375.60
  1993/11/30      14342.40                    14400.56
  1993/12/31      14379.43                    14450.50
  1994/01/31      14431.13                    14510.87
  1994/02/28      14407.35                    14493.62
  1994/03/31      14417.06                    14496.35
  1994/04/30      14410.83                    14484.09
  1994/05/31      14449.86                    14514.96
  1994/06/30      14502.74                    14564.89
  1994/07/31      14570.93                    14657.95
  1994/08/31      14612.62                    14708.79
  1994/09/30      14659.03                    14730.13
  1994/10/31      14707.76                    14790.50
  1994/11/30      14714.27                    14785.96
  1994/12/31      14771.28                    14839.08
  1995/01/31      14905.47                    14985.25
  1995/02/28      14985.79                    15119.62
  1995/03/31      15076.24                    15209.04
  1995/04/30      15162.57                    15320.71
  1995/05/31      15268.60                    15455.54
  1995/06/30      15354.25                    15549.50
  1995/07/31      15410.88                    15625.77
  1995/08/31      15482.03                    15700.21
  1995/09/30      15550.63                    15770.58
  1995/10/31      15636.71                    15860.00
  1995/11/30      15736.62                    15953.06
  1995/12/31      15826.66                    16047.03
  1996/01/31      15913.74                    16150.07
  1996/02/29      15934.72                    16170.96
  1996/03/31      15961.12                    16221.34
  1996/04/30      16017.90                    16281.27
  1996/05/31      16073.62                    16345.73
  1996/06/30      16160.44                    16436.97
  1996/07/31      16220.24                    16499.61
  1996/08/31      16286.72                    16580.42
  1996/09/30      16404.53                    16691.63
  1996/10/31      16508.54                    16817.38
  1996/11/30      16592.53                    16905.44
  1996/12/31      16642.87                    16965.36
  1997/01/31      16712.92                    17046.62
  1997/02/28      16788.07                    17107.90
  1997/03/31      16809.10                    17151.48
  1997/04/30      16916.58                    17256.34
  1997/05/31      17013.64                    17363.02
  1997/06/30      17111.72                    17467.88
  1997/07/31      17214.59                    17592.72
  1997/08/31      17265.15                    17653.09
  1997/09/30      17374.66                    17748.42
  1997/10/31      17458.51                    17846.93
  1997/11/30      17507.42                    17908.67
  1997/12/31      17604.89                    17992.65
  1998/01/31      17706.94                    18111.13
  1998/02/28      17750.50                    18157.43
  1998/03/31      17837.18                    18248.67
  1998/04/30      17910.42                    18332.65
  1998/05/31      17986.79                    18412.55
  1998/06/30      18075.56                    18500.16
IMATRL PRASUN   SHR__CHT 19980630 19980710 105446 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in North Carolina Capital Management Trust: Term Portfolio on June 30, 1988. As the chart shows, by June 30, 1998, the value of the investment would have grown to $18,076 - an 80.76% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-Year US Treasury Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,500 - an 85.00% increase.
Beginning with this report, the fund will compare its performance to that of the Lehman Brothers 1-Year US Treasury Index rather than the Salomon Brothers 1-Year US Treasury Index. The indexes include the same type of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison purposes, both indexes are shown on page A11.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS NO GUARANTEE OF
HOW IT WILL DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE OPPOSITE
DIRECTION OF INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A FUND THAT INVESTS IN
BONDS WILL VARY. THAT MEANS IF YOU SELL YOUR
SHARES DURING A MARKET DOWNTURN, YOU MIGHT
LOSE MONEY. BUT IF YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                       YEARS ENDED JUNE 30,

                       1998                   1997    1996    1995   1994

DIVIDEND RETURNS       7.08%                  7.62%   6.16%   5.26%  3.17%

CAPITAL RETURNS        -1.45%                 -1.73%  -0.91%  0.61%  -0.70%

TOTAL RETURNS          5.63%                  5.89%   5.25%   5.87%  2.47%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1998   PAST 1       PAST 6        PAST 1
                              MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE           4.69(CENTS)  32.25(CENTS)  66.62(CENTS)

ANNUALIZED DIVIDEND RATE      6.00%        6.81%         6.96%

30-DAY ANNUALIZED YIELD       5.29%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.51 over the past one month, $9.55 over the past six months and $9.57 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW



An interview with Curt Hollingsworth, Portfolio Manager of The North Carolina Capital Management Trust: Term Portfolio
Q. HOW DID THE FUND PERFORM, CURT?
A. For the 12-month period that ended June 30, 1998, the fund had a total return of 5.63%. That compared to the 5.94% return of the short U.S. government bond funds average for the same period, according to Lipper Analytical Services. The Lehman Brothers 1-Year US Treasury Index, which most closely resembles the securities held in the fund, returned 5.91% over the same 12-month period.
Q. WHAT ROLE DOES THE LEHMAN BROTHERS 1-YEAR U.S. TREASURY INDEX PLAY IN THE MANAGEMENT OF THE FUND?
A. I use it as a representation of the overall market in which the fund invests. The index includes most of the universe of government and government agency bonds with maturities of between one and five years. I manage the fund to have similar overall interest-rate risk to its benchmark index, but beyond that the fund can vary significantly from the index. With respect to sector, issuer and structural composition, the fund's holdings reflect Fidelity's research conclusions on the relative values of bonds.
Q. HOW DID YOU STRUCTURE THE PORTFOLIO DURING THE PERIOD?
A. Throughout the year, I kept the fund almost exclusively invested in Treasury securities. I did that because I didn't feel that agency securities - which are the other types of securities in which I can invest - offered attractive yields. I selected Treasury issues with maturities close to a one-year Treasury bill so that the fund's holdings closely replicated the characteristics of that security.
Q. WHAT'S YOUR OUTLOOK?
A. At the end of the period, bonds were selling at prices that reflected the best-case scenario - low inflation and falling interest rates. To illustrate, the yield on a Treasury security with a two-year maturity was virtually the same as the yield on the very-short-maturity securities. To me, that suggests that many investors are expecting the Federal Reserve Board to lower interest rates. If the Fed surprises investors by hiking rates instead, bonds could suffer.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE ANNUAL REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.




(solid bullet)
(solid bullet)
FUND FACTS
GOAL:
START DATE:
SIZE:
MANAGER:
(checkmark)
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO
INVESTMENTS JUNE 30, 1998

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 96.4%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 96.4%
U.S. TREASURY NOTES:
6.375%, 5/15/99  $ 55,000,000 $ 55,395,450
7.125%, 9/30/99   16,940,000  17,262,876
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
 (Cost $72,743,600)   72,658,326
CASH EQUIVALENTS - 3.6%
 MATURITY
 AMOUNT
In a joint trading account
 dated 6/30/98 due 7/1/98
 (U.S. Treasury Obligations)
 At 5.95%  $ 2,722,450  2,722,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $75,465,600)  $ 75,380,326
INCOME TAX INFORMATION
At June 30, 1998, the aggregate cost of investment securities for income tax purposes was $75,465,600. Net unrealized depreciation aggregated $85,274, all of which related to depreciated investment securities.
At June 30, 1998, the fund had a capital loss carryforward of approximately $2,104,100 of which $244,200, $450,100 and $1,409,800 will expire on June 30, 2003, 2005 and 2006, respectively.
The fund intends to elect to defer to its fiscal year ending June 30, 1999 approximately $801,400 of losses recognized during the period November 1, 1997 to June 30, 1998.
THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST: TERM PORTFOLIO

FINANCIAL STATEMENTS





STATEMENT OF ASSETS AND LIABILITIES
                                                                                        JUNE 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS
OF $2,722,000) (COST                                                                                $ 75,380,326
$75,465,600) - SEE ACCOMPANYING SCHEDULE

CASH                                                                                                  391


INTEREST RECEIVABLE                                                                                   737,946

TOTAL ASSETS                                                                                          76,118,663

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                                                      $ 400,000

DISTRIBUTIONS PAYABLE                                                                   145,673

ACCRUED MANAGEMENT FEE                                                                   21,341

DEFERRED TRUSTEES' COMPENSATION                                                          13,474

TOTAL LIABILITIES                                                                                      580,488

NET ASSETS                                                                                           $ 75,538,175

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                      $ 78,495,478

UNDISTRIBUTED NET INVESTMENT INCOME                                                                    33,450

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                     (2,905,479)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                                             (85,274)

NET ASSETS, FOR 7,941,158 SHARES OUTSTANDING                                                        $ 75,538,175

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
($75,538,175 (DIVIDED BY) 7,941,158                                                                  $9.51
SHARES)



STATEMENT OF OPERATIONS
                                                                                  YEAR ENDED JUNE 30, 1998

INVESTMENT INCOME                                                                             $ 5,173,138
INTEREST

EXPENSES                                                                        .

MANAGEMENT FEE                                                                     $ 250,006

NON-INTERESTED TRUSTEES' COMPENSATION                                                2,839

TOTAL EXPENSES BEFORE REDUCTIONS                                                     252,845

EXPENSE REDUCTIONS                                                                  (1,155)    251,690

NET INVESTMENT INCOME                                                                          4,921,448

REALIZED AND UNREALIZED GAIN (LOSS)                                                           (1,180,156)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENT SECURITIES                  201,545

NET GAIN (LOSS)                                                                               (978,611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 3,942,837



STATEMENT OF CHANGES IN NET ASSETS
                                                                                                 YEAR ENDED    YEAR ENDED
                                                                                                 JUNE 30,      JUNE 30,
                                                                                                 1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                                                     $ 4,921,448   $ 4,979,596
NET INVESTMENT INCOME

NET REALIZED GAIN (LOSS)                                                                        (1,180,156)   (1,179,282)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                                             201,545       (16,766)

                                                                                                 3,942,837     3,783,548
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                                        (4,929,033)   (4,981,644)

SHARE TRANSACTIONS                                                                               8,868,073     11,213,091
NET PROCEEDS FROM SALES OF SHARES

REINVESTMENT OF DISTRIBUTIONS                                                                    3,286,603     3,349,754

COST OF SHARES REDEEMED                                                                         (4,357,338)   (8,992,521)

  .                                                                                              7,797,338     5,570,324
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS

                                                                                                 6,811,142     4,372,228
TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS

BEGINNING OF PERIOD                                                                              68,727,033    64,354,805

                                                                                               $ 75,538,175  $ 68,727,033
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
OF $33,450 AND $12,966, RESPECTIVELY)

OTHER INFORMATION
SHARES

SOLD                                                                                              926,501       1,151,372

ISSUED IN REINVESTMENT OF DISTRIBUTIONS                                                           343,490       344,271

REDEEMED                                                                                         (454,028)     (925,196)

NET INCREASE (DECREASE)                                                                           815,963       570,447



FINANCIAL HIGHLIGHTS
 .                                                                                           YEARS ENDED JUNE 30,
 .                                                                   1998                  1997     1996     1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 9.650               $ 9.820  $ 9.910  $ 9.850  $ 9.940

INCOME FROM INVESTMENT OPERATIONS                                    .660 A                .729 A   .601     .505     .288
NET INVESTMENT INCOME

NET REALIZED AND UNREALIZED GAIN (LOSS)                             (.134)                (.170)   (.093)   .059     (.046)

TOTAL FROM INVESTMENT OPERATIONS                                     .526                  .559     .508     .564     .242

LESS DISTRIBUTIONS

FROM NET INVESTMENT INCOME                                          (.666)                (.729)   (.598)   (.504)   (.312)

FROM NET REALIZED GAIN                                              -                     -        -        -        (.020)

TOTAL DISTRIBUTIONS                                                 (.666)                (.729)   (.598)   (.504)   (.332)

NET ASSET VALUE, END OF PERIOD                                     $ 9.510               $ 9.650  $ 9.820  $ 9.910  $ 9.850

TOTAL RETURN C                                                       5.63%                 5.89%    5.25%    5.87%    2.47%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                            $ 76                  $ 69     $ 64     $ 70     $ 66

RATIO OF EXPENSES TO AVERAGE NET ASSETS                              .36%                  .37%     .38%     .41%     .41%

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS     .35% B                .37%     .38%     .41%     .41%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                 6.93%                 7.48%    6.06%    5.12%    3.14%

PORTFOLIO TURNOVER RATE                                              433%                  232%     89%      519%     494%



A NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Cash Portfolio and Term Portfolio (the funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local governments and public authorities of the State of North Carolina. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
CASH PORTFOLIO. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
TERM PORTFOLIO. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME.
CASH PORTFOLIO. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
TERM PORTFOLIO. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
The non-interested Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.
DISTRIBUTIONS TO SHAREHOLDERS.
CASH PORTFOLIO. Dividends are declared daily and paid monthly from net interest income.
TERM PORTFOLIO. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
TERM PORTFOLIO. Purchases and sales of securities, other than short-term securities, aggregated $283,832,809 and $278,024,569, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR pays most expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. FMR receives a fee that is based upon a graduated series of rates ranging from .290% to .350% of each fund's average net assets. For the period July 1, 1997 to December 31, 1997, FMR received a fee that was based upon a graduated series of rates ranging from .330% to .365% of each fund's average net assets. For the period, the management fees paid to FMR were equivalent to an annual rate of .33% and .35% for the Cash and Term Portfolios, respectively. SUB-ADVISER FEE. As Cash Portfolio's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to Cash Portfolio's Distribution and Service Plan.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee that is based on a graduated series of rates ranging from .14% to .15% of each fund's average net assets. For the period July 1, 1997 to December 31, 1997, FMR paid FDC a distribution and service fee that was based on a graduated series of rates ranging from .15% to .16% of each fund's average net assets. For the period, FMR paid FDC $3,741,217 and $109,998 on behalf of the Cash and Term Portfolios, respectively, all of which FDC paid to Sterling Capital Distributors, Inc., a wholly-owned subsidiary of Sterling Capital Management Company.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of each fund with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, Cash and Term Portfolios' expenses were reduced by $24,849 and $1,155, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of The North Carolina Capital Management Trust and the Shareholders of Cash Portfolio and Term Portfolio:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Portfolio and Term Portfolio (funds of The North Carolina Capital Management Trust) at June 30, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Cash Portfolio and Term Portfolio management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
August 10, 1998
TRUSTEES
William L. Byrnes
John David "J.D." Foust *
W. Olin Nisbet III
Helen A. Powers *
Bertram H. Witham *
OFFICERS
William L. Byrnes, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
W. Olin Nisbet III, VICE PRESIDENT
J. Calvin Rivers, Jr., VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Dwight D. Churchill, VICE PRESIDENT, TERM PORTFOLIO
Curtis Hollingsworth, VICE PRESIDENT, TERM PORTFOLIO
Boyce Greer, VICE PRESIDENT, CASH PORTFOLIO
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER, TERM PORTFOLIO
David H. Potel, ASSISTANT SECRETARY
DISTRIBUTION AGENT
Sterling Capital Distributors, Inc.
Charlotte, NC
CUSTODIAN
First Union National Bank of North Carolina
Charlotte, NC
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER FOR CASH PORTFOLIO
Fidelity Investments Money Management, Inc.
Merrimack, NH
TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA